OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 2) - CAD ($)		12 Months Ended
	May 02, 2021	Mar. 31, 2024
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Fiscal 2025 (April 1, 2024 to March 31, 2025)		$ 28,165
Fiscal 2026 (April 1, 2025 to March 31, 2026)		28,165
Fiscal 2027 (April 1, 2026 to April 29, 2027)		2,347
Total undiscounted lease payments		58,677
Less: inputed interest		(6,470)
Lease liability	$ 100,877	$ 52,207